Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
For the years ended December 31, 2012, 2011, and 2010, none of our tenants at our consolidated properties accounted for 10% or more of our aggregate annual rental income.
As of December 31, 2012, we had bank cash balances of $3.4 million in excess of Federal Deposit Insurance Corporation insured limits. Our concentration of credit risk with respect to accounts receivable from tenants is limited. We perform credit evaluations of prospective tenants, and security deposits are obtained upon lease execution. In addition, we evaluate tenants in connection with the acquisition of a property.